OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
Common Stocks: 71.2%
Aerospace & Defense: 3.2%
16,335	L3Harris Technologies, Inc.	$3,483,276
72,875	Safran SA - ADR	2,229,246
		5,712,522

Air Freight & Logistics: 2.0%
16,910	United Parcel Service, Inc. - Class B	3,624,489

Auto Components: 1.2%
13,625	Aptiv PLC [1]	2,247,444

Banks: 3.7%
12,045	First Republic Bank	2,487,413
26,925	JPMorgan Chase & Co.	4,263,574
		6,750,987

Chemicals: 3.5%
10,865	Air Products & Chemicals, Inc.	3,305,785
20,015	International Flavors & Fragrances, Inc.	3,015,260
		6,321,045

Commercial Services & Supplies: 2.3%
30,170	Waste Connections, Inc.	4,111,266

Electric Utilities: 1.7%
32,750	NextEra Energy, Inc.	3,057,540

Electrical Equipment: 1.0%
13,015	AMETEK, Inc.	1,913,726

Equity Real Estate Investment Trusts - REITS: 4.5%
18,180	Crown Castle International Corp.	3,794,893
23,985	PS Business Parks, Inc.	4,417,318
		8,212,211

Food & Staples Retailing: 2.2%
9,928	Southeastern Grocers, Inc. [1,2]	235,790
46,660	Sysco Corp.	3,665,143
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,6]	1,721
		3,902,654

Health Care Equipment & Supplies: 0.7%
3,955	Teleflex, Inc.	1,299,138

Health Care Providers & Services: 2.6%
45,230	CVS Health Corp.	4,665,927

Insurance: 1.8%
31,440	The Progressive Corp.	3,227,316

Interactive Media & Services: 4.8%
3,007	Alphabet, Inc. - Class C [1]	8,701,025

Internet & Direct Marketing Retail: 1.4%
751	Amazon.com, Inc. [1]	2,504,089

IT Services: 2.1%
17,580	Visa, Inc. - Class A	3,809,762

Life Sciences Tools & Services: 2.0%
11,285	Danaher Corp.	3,712,878

Machinery: 1.0%
12,785	Lincoln Electric Holdings, Inc.	1,783,124

Media: 1.1%
2,971	Charter Communications, Inc. - Class A [1]	1,937,003

Metals & Mining: 0.4%
17	Real Alloy Holding, Inc. [1,2]	661,200

Mortgage Real Estate Investment Trusts - REITS: 0.9%
30,375	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,613,520

Multiline Retail: 1.6%
12,250	Dollar General Corp.	2,888,917

Oil, Gas & Consumable Fuels: 2.5%
38,020	Chevron Corp.	4,461,647

Pharmaceuticals: 3.2%
22,515	Johnson & Johnson	3,851,641
22,890	Novartis AG - ADR	2,002,188
		5,853,829

Road & Rail: 4.1%
8,840	Old Dominion Freight Line, Inc.	3,168,079
16,690	Union Pacific Corp.	4,204,712
		7,372,791

Semiconductors & Semiconductor Equipment: 6.3%
18,810	Advanced Micro Devices, Inc. [1]	2,706,759
22,570	Analog Devices, Inc.	3,967,129
12,345	Applied Materials, Inc.	1,942,609
3,630	Monolithic Power Systems, Inc.	1,790,788
4,305	Xilinx, Inc.	912,789
		11,320,074

Software: 5.3%
28,395	Microsoft Corp.	9,549,806

Specialty Retail: 4.1%
10,410	The Home Depot, Inc.	4,320,254
27,250	Ross Stores, Inc.	3,114,130
		7,434,384

Total Common Stocks
(Cost $73,593,510)		128,650,314

Convertible Preferred Stocks: 1.0%
Construction & Engineering: 0.2%
250	Fluor Corp., 6.500%	330,850

Media: 0.1%
4,000	ViacomCBS, Inc., 5.750%	200,880

Road & Rail: 0.7%
10,000	Daseke, Inc., 7.625% [1]	1,172,665

Total Convertible Preferred Stocks
(Cost $1,488,000)		1,704,395

Principal Amount
Bonds: 25.0%
Corporate Bonds: 20.5%
Air Freight & Logistics: 0.4%
	Cargo Aircraft Management, Inc.
$124,000	4.750%, 02/01/2028	126,404
	XPO Logistics, Inc.
500,000	6.250%, 05/01/2025	523,758
		650,162
Airlines: 0.4%
	American Airlines, Inc.
600,000	11.750%, 07/15/2025	741,057

Auto Components: 1.1%
	American Axle & Manufacturing, Inc.
400,000	6.250%, 03/15/2026	408,906
	The Goodyear Tire & Rubber Co.
500,000	9.500%, 05/31/2025	541,095
500,000	5.000%, 07/15/2029	538,050
	Real Hero Merger Sub 2, Inc.
500,000	6.250%, 02/01/2029	499,922
		1,987,973
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	732,658

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029	297,492

Building Products: 0.3%
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	534,073

Capital Markets: 0.4%
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	780,754

Chemicals: 0.6%
	Consolidated Energy Finance SA
327,000	3.953% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	323,963
500,000	5.625%, 10/15/2028	489,453
	Olin Corp.
250,000	5.625%, 08/01/2029	271,197
		1,084,613
Commercial Services & Supplies: 0.9%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	229,069
250,000	4.750%, 06/15/2029	252,570
	KAR Auction Services, Inc.
500,000	5.125%, 06/01/2025	508,105
	Pitney Bowes, Inc.
500,000	7.250%, 03/15/2029	514,453
	Quad/Graphics, Inc.
121,000	7.000%, 05/01/2022	122,815
		1,627,012
Computers & Peripherals: 0.7%
	CPI Acquisition, Inc.
500,000	8.625%, 03/15/2026	529,392
	NCR Corp.
450,000	5.750%, 09/01/2027	470,700
250,000	5.000%, 10/01/2028	257,880
		1,257,972
Construction & Engineering: 1.3%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029	513,237
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029	361,027
	New Enterprise Stone & Lime Co., Inc.
500,000	5.250%, 07/15/2028	507,753
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	1,008,820
		2,390,837
Construction Materials: 0.1%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	275,550

Consumer Finance: 0.3%
	FirstCash, Inc.
500,000	5.625%, 01/01/2030	510,205

Distributors: 0.1%
	American Builders & Contractors Supply Co., Inc.
139,000	4.000%, 01/15/2028	142,428

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
500,000	4.250%, 05/15/2029	498,258

Diversified Financial Services: 0.1%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028	265,990

Diversified Telecommunication Services: 0.3%
	Lumen Technologies, Inc.
500,000	5.375%, 06/15/2029	500,775

Food & Staples Retailing: 1.3%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	473,850
	KeHE Distributors LLC / KeHE Finance Corp.
512,000	8.625%, 10/15/2026	550,272
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029	496,840
	United Natural Foods, Inc.
250,000	6.750%, 10/15/2028	268,069
	US Foods, Inc.
500,000	4.750%, 02/15/2029	508,940
		2,297,971
Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029	256,611

Hotels, Restaurants & Leisure: 1.4%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025	102,126
450,000	6.375%, 05/01/2025	470,824
	Carnival Corp.
500,000	5.750%, 03/01/2027	500,750
250,000	6.000%, 05/01/2029	249,244
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029	540,843
	GPS Hospitality Holding Co LLC / GPS Finco, Inc.
500,000	7.000%, 08/15/2028	454,290
	NCL Corp. Ltd.
162,000	12.250%, 05/15/2024	192,134
		2,510,211
Household Durables: 0.9%
	Empire Communities Corp.
500,000	7.000%, 12/15/2025	518,080
	Mattamy Group Corp.
500,000	5.250%, 12/15/2027	526,582
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	511,543
		1,556,205
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.250%, 05/15/2026	521,403

IT Services: 1.3%
	Alliance Data Systems Corp.
750,000	7.000%, 01/15/2026	788,321
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029	592,251
	MoneyGram International, Inc.
500,000	5.375%, 08/01/2026	508,065
	Unisys Corp.
500,000	6.875%, 11/01/2027	542,000
		2,430,637
Machinery: 0.8%
	The Manitowoc Co., Inc.
595,000	9.000%, 04/01/2026	626,940
	Wabash National Corp.
500,000	4.500%, 10/15/2028	505,625
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	303,367
		1,435,932
Media: 0.4%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	717,374

Metals & Mining: 1.1%
	Century Aluminum Co.
500,000	7.500%, 04/01/2028	528,635
	Coeur Mining, Inc.
500,000	5.125%, 02/15/2029	458,945
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	536,395
	Real Alloy Holding, Inc.
220,377	10.209%, (3 Month LIBOR USD + 10.000%) Cash or 12.209% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3]	220,377
	SunCoke Energy, Inc.
250,000	4.875%, 06/30/2029	249,126
		1,993,478
Oil, Gas & Consumable Fuels: 1.1%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
75,000	7.750%, 04/15/2023	74,797
350,000	11.000%, 04/15/2025	377,926
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	454,012
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	519,250
	Renewable Energy Group, Inc.
500,000	5.875%, 06/01/2028	514,453
		1,940,438
Paper & Forest Products: 0.1%
	Resolute Forest Products, Inc.
250,000	4.875%, 03/01/2026	254,460

Professional Services: 0.3%
	Korn Ferry
500,000	4.625%, 12/15/2027	515,718

Specialty Retail: 1.1%
	Caleres, Inc.
498,000	6.250%, 08/15/2023	498,000
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	501,385
	Rent-A-Center, Inc.
500,000	6.375%, 02/15/2029	521,960
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029	505,597
		2,026,942
Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
250,000	5.500%, 05/15/2025	259,625

Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	260,699
500,000	5.125%, 12/15/2030	494,470
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	514,315
	United Wholesale Mortgage LLC
500,000	5.500%, 04/15/2029	491,327
		1,760,811
Trading Companies & Distributors: 1.1%
	Avation Capital SA
447,258	8.250% Cash or 9.000% PIK, 10/31/2026	376,162
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027	496,750
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	520,602
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	265,319
250,000	7.250%, 06/15/2028	274,485
		1,933,318
Transportation Infrastructure: 0.2%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028	399,106

Total Corporate Bonds
(Cost $36,218,658)		37,088,049

Convertible Bonds: 4.2%
Airlines: 0.1%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	267,350

Auto Components: 0.4%
	Horizon Global Corp.
480,000	2.750%, 07/01/2022	465,041
	Patrick Industries, Inc.
250,000	1.750%, 12/01/2028	260,564
		725,605
Automobiles: 0.2%
	Ford Motor Co.
250,000	N/A%, 03/15/2026 [7]	345,156

Consumer Finance: 0.1%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	227,031

Electronic Equipment, Instruments & Components: 0.1%
	OSI Systems, Inc.
100,000	1.250%, 09/01/2022	102,695

Energy Equipment & Services: 0.3%
	Helix Energy Solutions Group, Inc.
500,000	4.250%, 05/01/2022	502,300

Health Care Equipment & Supplies: 0.3%
	CONMED Corp.
175,000	2.625%, 02/01/2024	291,813
	Haemonetics Corp.
250,000	N/A%, 03/01/2026 [7]	210,281
		502,094
Hotels, Restaurants & Leisure: 0.5%
	Carnival Corp.
286,000	5.750%, 04/01/2023	603,746
	NCL Corp. Ltd.
160,000	6.000%, 05/15/2024	277,120
		880,866
Internet & Direct Marketing Retail: 0.2%
	Etsy, Inc.
250,000	0.250%, 06/15/2028	295,150

IT Services: 0.2%
	Euronet Worldwide, Inc.
370,000	0.750%,	403,300

Machinery: 0.1%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	276,000

Pharmaceuticals: 0.2%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	396,813

Software: 1.2%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026	620,750
	Rapid7, Inc.
500,000	0.250%, 03/15/2027	646,900
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	307,100
	Zendesk, Inc.
450,000	0.625%, 06/15/2025	539,145
		2,113,895
Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	567,875

Total Convertible Bonds
(Cost $6,523,397)		7,606,130

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [2,5]	479,790

Total Private Mortgage Backed Obligations
(Cost $642,000)		479,790

Total Bonds
(Cost $43,384,055)		45,173,969

Shares
Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0%
8,750	Avation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	3,353
Total Warrants
(Cost $–)		3,353

Short-Term Investments: 2.5%
Money Market Funds: 2.5%

4,462,452	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [4]	4,462,452

Total Money Market Funds
(Cost $4,462,452)		4,462,452
Total Short-Term Investments
(Cost $4,462,452)		4,462,452
Total Investments in Securities: 99.7%
(Cost $122,928,017)		179,994,483
Other Assets in Excess of Liabilities: 0.3%		587,656
Total Net Assets: 100.0%		$180,582,139

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2021.
[4]	Annualized seven-day effective yield as of December 31, 2021.
[5]	Security considered restricted. As of December 31, 2021, the value of the restricted securities was $496,957 or 0.3% of net assets.
[6]	Not a readily marketable security.
[7]	Zero Coupon Security.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Osterweis Growth & Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$127,751,603	$–	$898,711	$128,650,314
Convertible Preferred Stocks[1]	200,880	330,850	1,172,665	1,704,395
Corporate Bonds[1]	–	36,867,672	220,377	37,088,049
Convertible Bonds[1]	–	7,606,130	–	7,606,130
Private Mortgage Backed Obligations [1]	–	–	479,790	479,790
Warrants [1]	–	–	3,353	3,353
Short-Term Investments	4,462,452	–	–	4,462,452
Total Assets:	$132,414,935	$44,804,652	$2,774,896	$179,994,483

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2021	$898,707	$-	$243,104	$497,928	$4,637	$1,644,376
Acquisitions	-	-	-	-	-	-
Dispositions	(196,029)	-	(22,727)	-	-	(218,756)
Accrued discounts/premiums	-	-	642	-	-	642
Realized gain (loss)	96,010	-	-	-	-	96,010
Change in unrealized appreciation/depreciation	100,023	20,635	(642)	(18,138)	(1,284)	100,594
Transfer in and/or out of Level 3	-	1,152,030	-	-	-	1,152,030
Balance as of December 31, 2021	$898,711	$1,172,665	$220,377	$479,790	$3,353	$2,774,896

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2021	$100,023	$20,635	$(642)	$(18,138)	$(1,284)	$100,594

Type of Security	Fair Value at 12/31/21	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$23.75
	$898,711	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$1,172,665	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$220,377	Issue Price	Market Data	$100.00
Private Mortgage Backed Obligations	$479,790	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$3,353	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.